RESEARCH EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of attribution of expenses by nature to their function [table]
Payroll, consulting and benefits	$ 6,272	$ 7,468
Professional and consulting fees	1,159	1,555
Research and development expense	25,491	17,586
Lab and Administration	1,142	298
Payroll and Benefits	8,830	6,989
Advancement of development programs	$ 14,360	$ 8,744